Inventories - Summary of Inventories Net Explanatory (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 272.7	$ 637.8
Work in progress	203.2	147.0
Finished goods	93.4	94.4
Inventories	$ 569.3	$ 879.2